Risk management - Brazil - COVID-19 pandemic moratoria (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Credit risk
Total amount of payment moratoria	€ 93,112,000,000
Percentage to lending porfolio	9.68%
Financial instruments not credit-impaired | Stage 1
Credit risk
Payment moratoria granted that expired	€ 0.746	€ 0.824
Financial instruments not credit-impaired | Stage 2 and 3
Credit risk
Payment moratoria granted that expired	0.187	0.145
Financial instruments credit-impaired | Stage 2 and 3
Credit risk
Payment moratoria granted that expired	0.067	€ 0.031
Brazil | South America | Banco Santander (Brasil) S.A.
Credit risk
Total amount of payment moratoria	€ 3,835,000,000
Percentage to lending porfolio	5.35%
Percentage of payment moratoria granted that expired	99.70%	92.40%
Brazil | South America | Banco Santander (Brasil) S.A. | Loans under government programs
Credit risk
Total portfolio	€ 1,563,000,000
Brazil | South America | Banco Santander (Brasil) S.A. | Financial instruments not credit-impaired | Stage 1
Credit risk
Payment moratoria granted that expired	0.708	€ 0.756
Brazil | South America | Banco Santander (Brasil) S.A. | Financial instruments not credit-impaired | Stage 2 and 3
Credit risk
Payment moratoria granted that expired	0.174	€ 0.176
Brazil | South America | Banco Santander (Brasil) S.A. | Financial instruments credit-impaired
Credit risk
Percentage of payment moratoria granted that expired		6.80%
Brazil | South America | Banco Santander (Brasil) S.A. | Financial instruments credit-impaired | Stage 2 and 3
Credit risk
Payment moratoria granted that expired	€ 0.118